Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000105717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Africa Fund
C000012360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Australia/New Zealand Fund
C000012362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Global Fund
C000012361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Japan Fund
C000012363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Real Estate Securities Fund
Without Sales Load [Member] | C000105717
Average Annual Return [Line Items]
Average Annual Return, Percent		24.74%	13.77%	0.02%
Without Sales Load [Member] | C000012360
Average Annual Return [Line Items]
Average Annual Return, Percent		4.39%	2.35%	1.35%
Without Sales Load [Member] | C000012362
Average Annual Return [Line Items]
Average Annual Return, Percent		0.15%	7.13%	2.64%
Without Sales Load [Member] | C000012361
Average Annual Return [Line Items]
Average Annual Return, Percent		5.68%	2.75%	2.13%
Without Sales Load [Member] | C000012363
Average Annual Return [Line Items]
Average Annual Return, Percent		4.69%	10.12%	4.89%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		9.02%	6.35%	3.07%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.92%	10.09%	4.83%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		11.84%	13.07%	8.63%
Tokyo Stock Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tokyo Stock Price Index
Average Annual Return, Percent		9.97%	9.04%	5.87%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		15.57%	8.99%	5.65%
Dow Jones Africa Titans 50 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Africa Titans 50 Index
Average Annual Return, Percent		16.18%	7.55%	0.03%
Australian All Ordinaries Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Australian All Ordinaries Index
Average Annual Return, Percent		8.46%	13.27%	7.04%
NZX 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NZX 50 Index
Average Annual Return, Percent		(0.03%)	1.75%	4.82%